Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER RECEIVABLES.
Trade and Other Receivables

9.    TRADE AND OTHER RECEIVABLES

a)	The detail of trade and other receivables as of December 31, 2023 and 2022 is as follows:

	Current		Non-current
Trade and Other Receivables, Gross	12-31-2023	12-31-2022	12-31-2023	12-31-2022
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	1,526,741,488	1,586,535,818	916,729,235	703,330,626
Trade receivables, gross	1,427,709,524	1,437,903,199	775,262,173	529,584,066
Accounts receivable from finance leases, gross	20,755,542	21,037,785	137,964,743	170,338,861
Other receivables, gross	78,276,422	127,594,834	3,502,319	3,407,699

	Current		Non-current
Trade and Other Receivables, Net	12-31-2023	12-31-2022	12-31-2023	12-31-2022
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	1,449,294,549	1,509,513,355	903,678,141	691,147,645
Trade receivables, net	1,361,832,944	1,372,573,201	763,183,696	518,816,944
Accounts receivable from finance leases, net	20,615,588	20,775,688	136,992,126	168,923,002
Other receivables, net (1)	66,846,017	116,164,466	3,502,319	3,407,699
(1)	The detail of other accounts receivable is as follows:

	Current		Non-current
Other receivables, net (1)	12-31-2023	12-31-2022	12-31-2023	12-31-2022
	ThCh$	ThCh$	ThCh$	ThCh$
Accounts receivable from employees	13,898,223	12,929,933	2,131,377	2,779,599
Advances to suppliers and creditors	39,345,695	64,664,538	515,827	511,771
Sale of investment in Sociedad de Inversiones K Cuatro SpA (i)	—	29,681,532	—	—
Other accounts receivable for deposits in transit and others	9,662,938	7,309,261	—	—
Other	3,939,161	1,579,202	855,115	116,329
Total	66,846,017	116,164,466	3,502,319	3,407,699

i.See Note 13.3.b.

a.1) Increase in trade and other receivables:

a.1.i) As of December 31, 2023, the main variation is noted in current trade receivables which decreased by ThCh$10,193,675 compared to December 31, 2022. This variation is explained primarily by the following factors: (i) a decrease of ThCh$290,875,774, resulting from the sale of accounts receivable generated as a result of the application of Law No. 21,472 (see Note 9.a.2.II – detail of sales); (ii) a decrease of ThCh$78,586,370 associated with pending billing adjustments to electricity distribution companies, awaiting the issuance of the corresponding tariff decrees; and (iii) a decrease of ThCh$57,487,743 due to lower accounts receivable derived from the ordinary billing and collection cycle. This was partially offset by an increase of ThCh$416,756,212 generated during the period as a result of the application of the aforementioned Law No. 21,472.

General background:

During the month of January 2022, the limit of US$1,350 million was reached for accounts receivable from regulated customers, as established by Law No. 21,185, which created a Temporary Price Stabilization Mechanism for that segment of customers (see Note 9.a.1.ii). This implied that the mechanism was no longer applied and, as a result, short-term accounts receivable from regulated customers have accumulated since February 2022, reflecting the difference between the theoretical prices based on the conditions established in the contracts with the respective electricity distribution companies and the regulated rates currently applied to the end user’s bill.

On August 2, 2022, Law No. 21,472 was published, which created a price stabilization fund and established a new temporary price stabilization mechanism for regulated customers.

Law No. 21,472 establishes a customer protection mechanism aimed at paying differences resulting between the prices of the respective regulated supply contracts and the stabilized price. These differences will be covered by a temporary fund of US$1,800 million through a new transferable order credit instrument known as a Payment Document, issued monthly by the General Treasury of the Republic to electricity generation companies, denominated in U.S. dollars, adjustable, transferable, with a maximum maturity date of December 2032 and state guarantee. It should be noted that all fund balances generated that are over the US$1,350 million limit under Law No. 21,185, are recognized as part of the mechanism established in Law No. 21,472.

The fund will be financed through an additional fee charged to end users segmented by consumption level, where customers with a monthly consumption of less than 350 kWh will be exempt from such fee, as well as micro and small companies with monthly consumption up to 1,000 kWh. The fund will be managed by the General Treasury, with fiscal contribution of US$20 million per year, effective until December 31, 2032, in addition to the US$15 million contributed in 2022.

Exempt Resolutions Nos. 86 and 334 issued in 2023 establish technical provisions for the implementation of Law No. 21,472, among which the Chilean General Treasury will issue transferable order credit instruments (the “Payment Documents”), allowing the bearer to collect the reimbursement of certain amounts owed arising from the application of Law No. 21,472 and the aforementioned energy price stabilization mechanism, along with interest recognized in the above-mentioned Payment Documents from the General Treasury, on the dates established therein. This makes it possible to settle accounts receivable associated with the implementation of Law No. 21,472.

a.1.ii) In addition, non-current trade receivables increased by ThCh$245,678,107 when compared to the end of December 2022. This increase is mainly due to the application of tariff stabilization mechanisms for regulated customers (Laws Nos. 21,185 and 21,472).

Law No. 21,185 was published on November 2, 2019, by the Ministry of Energy, and creates a Transitory Mechanism to Stabilize Electricity Prices for Customers Subject to Rate Regulation. Pursuant to this law, between July 1, 2019 and December 31, 2020, the prices to be transferred to regulated customers are the price levels defined for the first half of 2019 (Decree 20T/2018) and will be referred to as “Stabilized Price to Regulated Customers” (“PEC” in its Spanish acronym).

Between January 1, 2021 and up to the end of the stabilization mechanism, prices shall be those defined in the semiannual price-setting processes mentioned in article 158 of the Electricity Law, but could not be higher than the adjusted PEC according to the Consumer Price Index beginning on January 1, 2021, based on the same date (adjusted PEC).

The differences to be produced between the billing period while applying the stabilization mechanism and the theoretical billing, considering the price that would have been applied according to the conditions of the respective contracts with the electricity distribution companies, will generate an account receivable in favor of the electricity generation companies, up to a maximum of US$1,350 million until 2023. The limit was reached in January 2022.

All billing differences will be recorded in U.S. dollars and will not accrue financial remuneration until December 31, 2025. The balance must be recovered by December 31, 2027.

The application of this law generates a greater delay in the billing and collection of sales generated by the Company´s electricity generation segment, with the corresponding financial and accounting impact this situation generates. In the case of the Company´s electricity distribution segment, the financial and accounting effects are neutralized (pass-through principle).

On September 14, 2020, the CNE published Exempt Resolution No. 340, which modified the technical provisions for the implementation of Law No. 21,185. This resolution clarified that the payment to each supplier “must be allocated to the payment of Balances chronologically, paying from the oldest to the newest Balances,” and not on a weighted basis over the total balances pending payment, as the industry practice had been until that date.

In addition, this resolution established that the payment of balances shall be performed using the U.S. dollar exchange rate observed on the sixth business day following publication of the Coordinator’s Balance Payment Chart, instead of the average U.S. dollar exchange rate during the billing month, as had been established up to that time.

As a result of the abovementioned situations in paragraphs a.1.i) and a.1.ii) and after eliminating transactions between related companies, the accounting effects recorded by the Group are summarized as follows:

-	Classification as current in trade receivables for ThCh$434,804,901 as of December 31, 2023 (ThCh$266,843,088 as of December 31, 2022).
-	Classification as non-current in trade receivables for ThCh$750,565,211 as of December 31, 2023 (ThCh$500,707,110 as of December 31, 2022) and suppliers for energy purchase for ThCh$595,066,548 (ThCh$308,013,985 as of December 31, 2022), see Note 24.
-	Lower energy sales revenue of ThCh$0 as of December 31, 2023 (ThCh$6,706,741 as of December 31, 2022).
-	Lower energy purchase of ThCh$0 as of December 31, 2023 (ThCh$2,088,485 as of December 31, 2022).
-	Higher finance income of ThCh$6,108,432 as of December 31, 2023 (ThCh$7,455,121 and ThCh$4,802,376 as of December 31, 2022 and 2021, respectively). see Note 34.
-	Higher finance costs of ThCh$3,363,744 as of December 31, 2023 (lower costs of ThCh$2,235,708 as of December 31, 2022 and higher finance costs of ThCh$2,409,504 as of December 31, 2021), see Note 34.
-	Net gain from foreign currency translation differences of ThCh$15,627,555 as of December 31, 2023 (ThCh$4,801,364 and ThCh$28,572,116 as of December 31, 2022 and 2021, respectively), due to the dollarization of receivables pending billing, see Note 34.

The aforementioned trade and non-trade concepts, while included in the model to determine impairment losses (see Note 3.g.3), have no greater impact at the close of December 2023 and 2022 due to the nature of these items: invoices not yet issued, invoices not yet due, or past due invoices within normal business ranges.

a.2) Assignment of rights and sale of trade receivables

I.	Distribution Segment
•	On December 28, 2020, Enel Distribución Chile and the Inter-American Investment Corporation entered into a framework agreement by virtue of which Enel Distribución Chile will have the right to assign collection rights from time to time, including a portion of accounts receivable from energy sales to certain customers. As of December 31, 2023, collection rights were assigned for ThCh$508,366,460 (ThCh$390,202,619 as of December 31, 2022 and ThCh$324,134,944 as of December 31 2021). According to the accounting criteria described in note 3.g.6, cash inflows have led to the derecognition of accounts receivable and the recognition of finance costs of ThCh$10,653,582 (ThCh$9,535,442 of December 31, 2022 and ThCh$5,872,765 as of December 31, 2021).

As indicated above, Enel Distribución Chile can continue to make new transfers of collection rights from time to time. The completion of additional transfers of collection rights will depend on Management’s analysis and ongoing evaluation of the cash needs and market conditions.

II.	Generation Segment
•	On January 20, 2021, our subsidiaries Enel Generación Chile and Enel Green Power Chile signed a document called “Joinder”, whereby they became parties to the “Commitment and Engagement Letter” dated December 31, 2020, which is subject to foreign governing law. The “Commitment and Engagement Letter” was entered into by Goldman Sachs & Co. LLC and Goldman Sachs Lending Partners LLC, among others. Subsequently, on January 29, 2021, Enel Generación Chile and Enel Green Power Chile entered into a “Commitment Agreement” (also subject to foreign governing law), with the Inter-American Investment Corporation. The purpose of these agreements is to regulate the terms and conditions for the sale and assignment, by Enel Generación Chile and Enel Green Power Chile of balances generated in their favor (the “Balances”) by applying the transitional electricity price stabilization mechanism to customers who are subject to tariff rate regulation, as established by Law No. 21,185.

Pursuant to the terms and conditions established in the “Sale and Purchase Agreement” (also subject to foreign governing law), entered into and between Enel Generación Chile S.A., Enel Green Power Chile and Chile Electricity PEC SpA., assignments of Balances may be performed by Enel Generación Chile and Enel Green Power Chile from time to time, in favor of Chile Electricity PEC SpA, an unrelated entity which was specifically incorporated for this purpose.

In addition, on January 29, 2021, Enel Generación Chile and Enel Green Power Chile entered into an agreement (subject to foreign governing law) with Chile Electricity PEC SpA referred to as the “Sale and Purchase Agreement” for the sale and assignment of Balances. By virtue of this agreement, Enel Generación Chile and Enel Green Power Chile have agreed to sell and assign to Chile Electricity PEC two groups of Balances for a nominal value of approximately US$158.9 million (ThCh$115,867,879) and US$12.2 million (ThCh$8,666,252) for Enel Generación and Enel Green Power Chile, respectively, totaling ThCh$121,652,067. The sale and assignment of these groups of Balances was effected on February 8, 2021, and March 31, 2021, respectively.

In addition, on June 18, 2021, Enel Generación Chile and Enel Green Power Chile entered into amendments to the aforementioned “Commitment Agreements” entered into with the Inter-American Investment Corporation. The main purpose of these amendments is to recognize new groups of Balances that the companies may sell and assign to Chile Electricity PEC SpA, as well as to make adjustments to reflect the incorporation of a third financing provider to Chile Electricity PEC SpA. Likewise, on June 21, 2021, Enel Generación Chile, Enel Green Power Chile, Goldman Sachs & Co. LLC and Goldman Sachs Lending Partners LLC, among others, agreed to modify the aforementioned “Commitment and Engagement Letter”, to reflect the incorporation of certain entities of the Allianz Group as holders of promissory notes issued by Chile Electricity PEC SpA.

On June 21, 2021, Enel Generación Chile, Enel Green Power Chile, and some entities of the Allianz Group signed a “Fee Letter”, detailing the commitments assumed by the Allianz Group entities to provide financing to Chile Electricity PEC SpA, among other matters, including its amendments. On the same date, Enel Generación Chile, Enel Green Power Chile, and Chile Electricity PEC SpA amended the aforementioned “Sale and Purchase Agreements” in order to regulate the terms and conditions of future sales of Balances that Enel Generación Chile and Enel Green Power Chile may decide to effect.

On August 14, 2023, Enel Generación Chile S.A. and Enel Green Power Chile S.A. entered into an agreement with the Inter-American Investment Corporation (“IDB Invest”). Under this agreement, they agreed to sell, assign, and transfer to IDB Invest certain Treasury Payment Documents related to Law No. 21.472, for an approximate amount of up to US$606 million for Enel Generación Chile S.A. and US$34.8 million for Enel Green Power Chile S.A.

Detail of sales and disposals:

Sales of Balances

-On March 4, 2022, Enel Generación Chile and Enel Green Power Chile sold and assigned Balances to Chile Electricity PEC SpA for a nominal value of approximately US$17.1 million (ThCh$13,722,935) and US$1.67 million (ThCh$1,335,345), respectively.

-On July 14, 2022, Enel Generación Chile and Enel Green Power Chile sold and assigned Balances to Chile Electricity PEC SpA for a nominal value of approximately US$42.2 million (ThCh$42,652,823) and US$4.36 million (ThCh$2,720,629), respectively.

-On May 12, 2023, Enel Generación Chile and Enel Green Power Chile sold and assigned Balances to Chile Electricity PEC SpA for a nominal value of approximately US$48 million (ThCh $38,226,668) and US$3 million (ThCh $2,377,174), respectively.

Sales of Treasury Payment Documents

-On August 30, 2023, Enel Generación Chile and Enel Green Power Chile sold and assigned Treasury Payment Documents to IDB Invest for a nominal value of approximately US$294.8 million (ThCh$246,410,679) and US$17.2 million (ThCh $14,790,498), respectively.

-On October 30, 2023, Enel Generación Chile and Enel Green Power Chile sold and transferred Treasury Payment Documents to IDB Invest with a nominal value of approximately US$ 15.9 million (ThCh $ 14,818,102) and US$1.03 million (ThCh $960,540), respectively.

-On December 28, 2023, Enel Generación Chile and Enel Green Power Chile sold and transferred Treasury Payment Documents to IDB Invest with a nominal value of approximately US$14.7 million (ThCh$ 13,053,271) and US$0.95 million (ThCh$842,684), respectively.

As a result of sales and transfers of Balances and Treasury Payment Documents described above carried out for the year ended December 31, 2023, Enel Generación Chile and Enel Green Power Chile recognized a finance cost of ThCh$7,210,573 and ThCh$446,556, respectively, for the year ended December 31, 2023, (ThCh$12,623,444 and ThCh$1,033,564, respectively, for the year ended December 31, 2022, and ThCh$39,919,437 and ThCh$3,458,695, respectively, for the year ended December 31, 2021).

In addition, in 2023, Enel Generación Chile and Enel Green Power Chile conducted sales of short-term accounts receivable, other than those originating from the application of Laws Nos. 21,185 and 21,472 for a nominal value of ThCh$1,280,073,680 and ThCh$40,417,845, respectively, for the year ended December 31, 2023 (ThCh$955,342,410 and ThCh$21,395,481, respectively, for the year ended December 31, 2022), recognizing a financial cost of ThCh$11,759,416 and ThCh$402,208, respectively (ThCh$8,226,102 and ThCh$208,364, respectively, for the year ended December 31, 2022 and ThCh$682,389 and ThCh$0, respectively, for the year ended December 31, 2021).

The financial cost implications as previously described for the segments of Distribution and Generation, for the year ended December 31, 2023 total ThCh$30,472,335 (ThCh$31,626,916 for the year ended December 31, 2022 and ThCh$49,933,286 for the year ended December 31, 2021) (see Note 34).

a.3) Other

There are no restrictions on the disposal of these types of accounts receivable in a significant amount.

The Group has one customer in the Generation segment whose sales represent 10% or more of its revenue for the years ended December 31, 2023 and 2022:

-	Compañía General de Electricidad S.A.

For amounts, terms and conditions related to accounts receivable due from related parties, refer to Note 10.1.

b)	Financial lease receivables

As of December 31, 2023, and 2022, future collections on financial lease receivables are the following:

	12-31-2023			12-31-2022
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	25,892,541	5,136,999	20,755,542	27,550,419	6,512,634	21,037,785
From one to two years	15,166,099	1,765,693	13,400,406	17,871,553	3,383,443	14,488,110
From two to three years	13,046,179	1,268,723	11,777,456	16,507,313	2,477,022	14,030,291
From three to four years	11,136,437	829,245	10,307,192	14,941,493	1,865,003	13,076,490
From four to five years	8,983,791	274,262	8,709,529	12,640,235	1,314,700	11,325,535
More than five years	109,421,299	15,651,139	93,770,160	135,444,145	18,025,710	117,418,435
Total	183,646,346	24,926,061	158,720,285	224,955,158	33,578,512	191,376,646

The amounts correspond to the performance of public lighting projects, mainly for municipalities, and the fleet of electric buses for public transportation with their respective charging stations.

As of December 31, 2023, financial income from lease debtors reached ThCh$1,657,344 (ThCh$1,782,747 as of December 31, 2022 and ThCh$1,829,631 as of December 31, 2021).

c)	As of December 31, 2023 and 2022, the analysis of past-due, unpaid trade receivables, but for which no impairment losses have been recorded, is detailed as follows:

	As of December 31,
	2023	2022
Trade accounts receivables due and unpaid, but for which no impairment losses have been recorded	ThCh$	ThCh$
Less than three months	93,786,602	195,879,586
Between three and six months	49,053,096	52,964,326
Between six and twelve months	72,489,852	20,180,791
More than twelve months	90,256,399	54,261,319
Total	305,585,949	323,286,022

d)	The movement of impairment loss of trade receivables, determined according to Note 3.g.3, is detailed as follows:

Current and
Non-current
Trade accounts receivables due and unpaid, with impairment losses	ThCh$
Balance as of January 1, 2022	79,785,895
Increases (decreases) for the year	22,025,354
Amounts written off	(10,915,012)
Increases (decreases) in foreign currency translation differences	(1,334)
Decreases to be classified as held for sale (1)	(1,689,459)
Balance as of December 31, 2022	89,205,444
Increases (decreases) of the year (2)	10,773,445
Amounts written off	(9,460,991)
Increases (decreases) in foreign currency translation differences	1,801
Other	(21,666)
Balance as of December 31, 2023	90,498,033
(1)	See Note 5.3.
(2)	In 2023 impairment losses on trade receivables amounted to ThCh$10,773,445, representing a decrease of 48.91% compared to the previous year (see Note 31). This decrease is primarily from the higher recovery of accounts receivable from residential customers of Enel Distribución Chile and Enel Colina.

Write-offs of doubtful accounts

The write-off of doubtful accounts is performed once all collections proceedings have been exhausted, including judicial proceedings, and proof of the debtors’ insolvency has been obtained. In the case of the Company’s Generation Business, the process normally considers at least one year of proceedings. In the Company’s Distribution Business, the process takes less than 24 months. Overall, the risk of uncollectability and, therefore, the write-off of the Company’s customers, is limited. (See Notes 3.g.3 and 22.5).

e)	Additional Information:
-	Additional statistical information required by CMF Circular No. 715, dated February 3, 2012, (XBRL taxonomy). See Appendix 2.
-	Complementary information on trade receivables, see Appendix 2.1.